Changes in Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Balance at beginning of period	$ 2,068,799	$ 616,621
Acquisitions	8,464	1,484,272
Adjustments to purchase price allocations	(3,096)
Divestitures	(5,932)	(32,094)
Balance at end of period	2,068,235	2,068,799
Mid-America Group
Goodwill [Line Items]
Balance at beginning of period	282,117	263,967
Division reorganization		18,150
Divestitures	(714)
Balance at end of period	281,403	282,117
Southeast Group
Goodwill [Line Items]
Balance at beginning of period	50,346	50,346
Balance at end of period	50,346	50,346
West Group
Goodwill [Line Items]
Balance at beginning of period	852,436	302,308
Division reorganization		(18,150)
Acquisitions	8,464	600,372
Adjustments to purchase price allocations	15,538
Divestitures	(5,218)	(32,094)
Balance at end of period	871,220	852,436
Cement
Goodwill [Line Items]
Balance at beginning of period	883,900
Acquisitions		883,900
Adjustments to purchase price allocations	(18,634)
Balance at end of period	$ 865,266	$ 883,900